Consolidated Statements of Shareholders' Equity (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Shares
Balance at beginning of the year	56,623,686	53,756,687	52,031,435
Issued on conversion of preferred shares [notes 7 and 8]	3,256,400
Issued upon exercise of warrants [note 11]	1,064,222	278,760	420,000
Issued upon exercise of stock options	13,234	47,250	18,900
Issued through private placement financings, net of issue costs [note 7]		2,886,024	1,487,827
Value attributed to US$ Warrants issued in private placement financings [note 7 and 12]		(409,143)
Value attributed to warrants issued in private placement financing [note 7]			(329,386)
Transfer from contributed capital upon exercise of stock options and warrants	8,279	64,108	127,911
Transfer from fair value of US$ Warrants upon exercise of Warrants [note 12]	374,500
Balance at end of the year	61,340,321	56,623,686	53,756,687
Preferred Shares
Balance at beginning of the year	3,489,000	3,489,000	3,489,000
Conversion of preferred shares to common shares [notes 7 and 8]	(3,256,400)
Balance at end of the year	232,600	3,489,000	3,489,000
Contributed Capital
Balance at beginning of the year	5,406,193	5,205,301	4,659,026
Recognition of stock based compensation expense	492,000	265,000	344,800
Contributed capital transferred to common shares pursuant to exercise of options and warrants	(8,279)	(64,108)	(127,911)
Value attributed to warrants issued in private placement financing [note 7]			329,386
Balance at end of the year	5,889,914	5,406,193	5,205,301
Deficit
Balance at beginning of the year	(61,015,232)	(63,077,960)	(59,493,359)
Net income (loss) and comprehensive income (loss) for the year	(5,341,561)	2,062,728	(3,584,601)
Balance at end of the year	(66,356,793)	(61,015,232)	(63,077,960)
Accumulated Other Comprehensive Income
Balance at beginning and end of the year	710,935	710,935	710,935
Total Shareholders' Equity at end of the year	1,816,977	5,214,582	83,963